CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating Activities
Net income	$ 126,775	$ 98,394
Loss from discontinued operations, net of taxes	27,616	48,129
Income from continuing operations	154,391	146,523
Adjustments to reconcile income from continuing operations to net cash provided by operating activities - continuing operations:
Depreciation and amortization	76,908	81,792
Incremental charges on biological assets related to the acquisition of Legacy Dole	0	40,464
Net (gain) on sale of assets and asset write-offs	(43,506)	(9,188)
Stock-based compensation expense	4,381	3,118
Equity method earnings	(11,508)	(4,028)
Amortization of debt discounts and debt issuance costs	4,788	4,546
Deferred tax (benefit)	(11,747)	(12,537)
Pension and other postretirement benefit plan expense	4,160	482
Dividends received from equity method investments	6,350	7,632
Other	(6,118)	(2,277)
Changes in operating assets and liabilities:
Receivables, net of allowances	13,858	(9,494)
Inventories	26,642	(52,022)
Prepaids, accrued and other current and long-term assets and liabilities	(61,465)	(11,935)
Net cash provided by operating activities - continuing operations	157,134	183,076
Investing activities
Sales of assets	64,103	27,764
Capital expenditures	(51,334)	(58,555)
Acquisitions, net of cash acquired	(262)	(4,886)
Insurance proceeds	1,850	2,278
Purchases of investments	(1,153)	(414)
Sales (purchases) of unconsolidated affiliates	1,498	(801)
Other	(127)	25
Net cash provided by (used in) investing activities - continuing operations	14,575	(34,589)
Financing activities
Proceeds from borrowings and overdrafts	1,190,596	1,008,423
Repayments on borrowings and overdrafts	(1,300,083)	(1,050,928)
Payment of debt issuance costs	0	(265)
Dividends paid to shareholders	(22,873)	(22,770)
Dividends paid to noncontrolling interests	(24,824)	(20,981)
Other noncontrolling interest activity, net	(482)	0
Payment of contingent consideration	(1,169)	(2,451)
Net cash used in financing activities - continuing operations	(158,835)	(88,972)
Effect of foreign exchange rate changes on cash	(1,716)	(19,052)
Net cash used in operating activities - discontinued operations	(15,772)	(61,521)
Net cash used in investing activities - discontinued operations	(6,703)	(8,027)
Cash used in discontinued operations, net	(22,475)	(69,548)
(Decrease) in cash and cash equivalents	(11,317)	(29,085)
Cash and cash equivalents at beginning of period	228,840	250,561
Cash and cash equivalents at end of period	217,523	221,476
Income tax payments, net of refunds	(49,142)	(39,628)
Interest Paid, Excluding Capitalized Interest, Operating Activities	$ (62,771)	$ (39,703)